Acquisition (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets acquired
Restricted cash and deposits	$ 1,274
Accounts receivable	6,142
Inventories	3,781
Prepaid expense and other assets	960
Property and equipment	413
Identifiable intangible assets	16,961
Goodwill (note 4)	318	0
Liabilities assumed
Accounts payable and accrued liabilities	8,162
Deferred rent	107
Fair value of net assets acquired	$ 21,580